Notes Related to the Consolidated Statements of Financial Position - Estimate of the Retirement Commitments (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Discount rate	0.34%	0.77%	1.57%
Wage increase	2.00%	2.00%	2.00%
Mortality table	INSEE 2019	INSEE 2018	INSEE 2014
Bottom of range
Disclosure of defined benefit plans [line items]
Age of retirement	65 years	65 years	65 years
Top of range
Disclosure of defined benefit plans [line items]
Age of retirement	67 years	67 years	67 years
Non executive employees
Disclosure of defined benefit plans [line items]
Social welfare contribution rate	39.00%	36.00%	44.00%
Executive employees
Disclosure of defined benefit plans [line items]
Social welfare contribution rate	51.00%	50.00%	54.00%
Executive management
Disclosure of defined benefit plans [line items]
Social welfare contribution rate	49.00%	52.00%	55.00%
Expected staff turnover	Low	Low	Low
Non executive and executive employees
Disclosure of defined benefit plans [line items]
Expected staff turnover	High	High	Medium - High